FAIR VALUE MEASUREMENTS (Assumptions Used in the Valuation of Assets and Liabilities Measured Using Unobservable Inputs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	$ 1.55
Convertible Senior Notes [Member] | Capped Call Options [Member]
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	$ 6.21	$ 5.00
Strike Price	$ 33.75	$ 33.75
Risk Free Interest Rate	0.47%	0.72%
Dividend Yield	0.00%	0.00%
Standard Volatility	87.56%	112.22%